MTB GROUP OF FUNDS
Supplement dated July 3, 2006 to the Combined Retail Fluctuating Fund Prospectus, the Combined Retail Money Market Fund Prospectus, the Combined Institutional Prospectus and the Combined Institutional Statement of Additional Information, each dated August 31, 2005, the MTB Virginia Municipal Bond Fund Prospectus dated February 27, 2006, and the Combined Retail Statement of Additional Information dated August 31, 2005 (Revised February 27, 2006)



Effective July 1, 2006, the Institutional Shares of the MTB Money Market Fund have been redesignated as "Class A2 Shares." Accordingly, please be advised of the following changes that accompany this redesignation.



1. Investment Minimums - The minimum initial investment in Class A2 Shares is $500. Subsequent investments (including under the Systematic Investment Program) must be in amounts of at least $25. The minimum account balance remains at $250.



2. Checkwriting - You may request checks to redeem Class A2 Shares of the MTB Money Market Fund. Your account will continue to receive the daily dividend declared on the Class A2 Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact MTB Funds.



3. Exchange Privilege - Class A2 Shares may be exchanged for Class A Shares of another MTB Fund. Exchanges at NAV - If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced or Stock Funds. If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge - If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A2 Shares of the MTB Money Market Fund can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.






                                                                  July 3, 2006

Edgewood Services, Inc., Distributor

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35191 (07/06)